CONVERTIBLE NOTES (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014
Loss on extinguishment of debt	$ (1,480,336)
Debt discount due to beneficial conversion feature	173,035	629,332
Accretion - discount	379,672	559,496
Principal repaid	100,000
2013 Notes (1) [Member]
Convertible promissory notes issued	1,487,000		700,000
Warrants issued			70,000
Warrant exercise price			$ 3.00
Amended exercise price			$ 2.10
Amended note principal balance			1,387,000
Shares issued pursuant to amendment			92,468
Loss on extinguishment of debt			32,853
Weighted average fair value			$ 1.00
Discount rate			0.63%
Expected term			4 years
Volatility rate			129.00%
Warrants valued at a discount to convertible debt			71,543
Accretion - discount			752,762
Principal repaid			100,000
Convertible note maturity date			Dec. 31, 2013
Gross proceeds minimum aggregate	3,500,000		3,500,000
Per security price of securities sold in Qualified Financing	$ 1.15		$ 1.15
Conversion price right	$ 2.50		$ 2.50
Amended conversion price			$ 1.50
The 2013 Notes (2) [Member]
Convertible promissory notes issued	148,700		787,000
Warrants issued			78,700
Warrant exercise price	$ 3.00
Expected term	4 years
Accretion - discount			77,207
Convertible note maturity date			Dec. 31, 2013
Gross proceeds minimum aggregate	3,500,000		3,500,000
Per security price of securities sold in Qualified Financing	$ 1.15		$ 1.15
Conversion price right	$ 2.50
2014 Notes (1) [Member]
Convertible promissory notes issued	500,000		500,000
Warrants issued	83,333		83,333
Warrant exercise price	$ 2.10		$ 2.10
Weighted average fair value			$ 1.48
Discount rate			0.88%
Expected term			4 years
Volatility rate			129.00%
Warrants valued at a discount to convertible debt			357,145
Debt discount due to beneficial conversion feature			532,210
Accretion - discount			1,500,000
Convertible note maturity date			May 31, 2014
Gross proceeds minimum aggregate	3,500,000		3,500,000
Per security price of securities sold in Qualified Financing	$ 1.15		$ 1.15
Conversion price right	$ 1.50		$ 1.50
The 2014 Notes (2) [Member]
Convertible promissory notes issued	855,000		855,000
Warrants issued	142,500		142,500
Warrant exercise price	$ 2.10		$ 2.10
Gross proceeds minimum aggregate	$ 5,000,000		$ 5,000,000
Per security price of securities sold in Qualified Financing	$ 1.15		$ 1.15
Conversion price right	$ 1.50		$ 1.50